Net Loss Per Share (Details) - Schedule of earnings per share basic and diluted - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (100,583)	$ (105,259)	$ (120,063)	$ (165,055)
Basic weighted average common stock outstanding	71,169	68,832	69,039	49,170
Diluted weighted average common stock outstanding	71,169	68,832	69,039	49,170
Basic Net Loss Per Share	$ (1.41)	$ (1.53)	$ (1.74)	$ (3.36)
Diluted Net Loss Per Share	$ (1.41)	$ (1.53)	$ (1.74)	$ (3.36)